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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]: Amendment Number: ____________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altus Capital Inc.
Address:  6120 Parkland Blvd. Suite 303
          Mayfield Heights, OH 44124

Form 13F File Number: 28-14588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Burns
Title:    President
Phone:    440.995.1330

Signature, Place, and Date of Signing:

    /s/ John Burns             Mayfield Heights OH         November 6, 2012
--------------------------   ------------------------   ---------------------
     (Signature)                  (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
Form 13F Table Information Table Entry Total:          27
Form 13F Information Table Value Total:            86,442
List of Other Included Managers:                        0

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altisource Portfolio Solutions com              L0175J104    14552   168716 SH       Sole                   168716
Direxion Daily RE              com              25459Y660     1200    52500 SH       Sole                    52500
Direxion Small Cap Bear 3X     com              25459w110     1354    91000 SH       Sole                    91000
ETracs Fisher Gartman Risk Off com              90268a691      206    10000 SH       Sole                    10000
Emerging Markets Bear 3X       com              25459w482      822    70000 SH       Sole                    70000
Financial Bear 3X              com              25459w144     3150   172900 SH       Sole                   172900
Freeport McMoran Copper & Gold com              35671D857     1504    38000 SH       Sole                    38000
Gold Fields Ltd                com              38059T106      360    28000 SH       Sole                    28000
Home Loan Servicing Solutions  com              G6648D109     3980   244467 SH       Sole                   244467
Kinder Morgan Inc              com              49456B101     3431    96600 SH       Sole                    96600
Kinross Gold Corporation       com              496902404      255    25000 SH       Sole                    25000
Market Vectors ETF TR JR Gold  com              57060U589     1112    45000 SH       Sole                    45000
Ocwen Financial Corp.          com              675746309    14336   523021 SH       Sole                   523021
Pfizer Inc.                    com              717081103     2742   110331 SH       Sole                   110331
ProShares Ultra DJ-UBS Crude O com              74347w650      702    22500 SH       Sole                    22500
ProShares UltraShort 20+ Year  com              74347B201     3196   205000 SH       Sole                   205000
Progressive Corp.              com              743315103    16970   818219 SH       Sole                   818219
Sprott Physical Gold Trust ETV com              85207H104     1982   130400 SH       Sole                   130400
Sprott Physical Silver Trust E com              85207K107     6773   479350 SH       Sole                   479350
Suncor Energy                  com              867224107      575    17500 SH       Sole                    17500
Tanzanian Royalty Exploration  com              87600u104      250    48833 SH       Sole                    48833
UltraPro Short S&P 500 ProShar com              74348A632     1228    32000 SH       Sole                    32000
Valero Energy Corp             com              91913Y100      317    10000 SH       Sole                    10000
Velocity Shares Daily          com              22542D761     1148   755017 SH       Sole                   755017
Wesco International Inc.       com              95082P105     1716    30000 SH       Sole                    30000
iPath S & P 500 VIX Mid Term E com              06740C519     1456    43000 SH       Sole                    43000
iPath S&P 500 VIX Short-term F com              06740C188     1125   125000 SH       Sole                   125000